Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.9%
6,063	iShares Core S&P 500 ETF	$ 2,750,844	4.8
13,612	iShares Core U.S. Aggregate Bond ETF	1,579,809	2.8
28,359	Vanguard Emerging Markets ETF	1,481,190	2.6
151,735	Vanguard FTSE Developed Markets ETF	7,960,018	13.9
13,312	Vanguard Mid-Cap ETF	3,297,915	5.8

	Total Exchange-Traded Funds
	(Cost $16,217,092)	17,069,776	29.9

MUTUAL FUNDS: 70.1%
	Affiliated Investment Companies: 26.4%
277,322	Voya High Yield Bond Fund - Class P3	2,246,306	3.9
756,780	Voya Intermediate Bond Fund - Class P3	7,893,214	13.8
74,067	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,148,780	2.0
125,816	Voya Multi-Manager International Equity Fund - Class P3	1,873,396	3.3
163,078	Voya Multi-Manager International Factors Fund - Class P3	1,909,639	3.4
		15,071,335	26.4

	Unaffiliated Investment Companies: 43.7%
465,348	TIAA-CREF S&P 500 Index Fund - Institutional Class	23,313,910	40.9
57,186	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	1,613,216	2.8
		24,927,126	43.7

	Total Mutual Funds
	(Cost $35,604,271)	39,998,461	70.1

	Total Investments in Securities (Cost $51,821,363)	$ 57,068,237	100.0
	Assets in Excess of Other Liabilities	23,827	0.0
	Net Assets	$ 57,092,064	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)(Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,069,776	$–	$–	$17,069,776
Mutual Funds	39,998,461	–	–	39,998,461
Total Investments, at fair value	$57,068,237	$–	$–	$57,068,237

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$2,114,205	$157,059	$(34,964)	$10,006	$2,246,306	$32,527	$5766	-
Voya Intermediate Bond Fund - Class P3	7,386,312	600,184	(172,235)	78,953	7,893,214	61,347	868	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,624,543	173,031	(531,950)	(116,844)	1,148,780	-	66,856	-
Voya Multi-Manager International Equity Fund - Class P3	1,627,972	334,607	(95,892)	6,709	1,873,396	-	12,440	-
Voya Multi-Manager International Factors Fund - Class P3	1,657,451	334,607	(89,329)	6,910	1,909,639	-	19,003	-
	$14,410,483	$1,599,488	$(924,370)	$(14,266)	$15,071,335	$93,874	$104,933	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $51,839,215.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,327,797
Gross Unrealized Depreciation	(98,775)

Net Unrealized Appreciation	$5,229,022